Software Licenses (Details Narrative) (10K) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 14, 2014	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue recognized			$ 115,642	$ 316,248	$ 467,274
Gawk [Member]
Payment to software license	$ 1,125,000
License expiration period	4 years